Fair Value Measurements - Additional Information (Detail)	6 Months Ended
Dec. 31, 2020 USD ($)
Public warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, measurement with unobservable inputs reconciliation, liability, transfers out of level 3	$ 23,059,834
Private placement warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, measurement with unobservable inputs reconciliation, liability, transfers out of level 3	$ 23,059,834